Other Payables, Including Derivatives	12 Months Ended
Dec. 31, 2017
Disclosure of other payables, including derivatives [Abstract]
Other Payables, Including Derivatives
Note 15 - Other Payables, Including Derivatives

Composition

	December 31,
	2016	2017
	NIS millions	NIS millions
Employees and related liabilities	126	133
Government institutions	43	29
Interest payable	86	54
Accrued expenses	3	1
Deferred revenue	19	42
Derivative financial instruments	2	18
	279	277